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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10301
                                    ---------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100

Date of fiscal year end: November 30
                         -----------

Date of reporting period: August 31, 2007
                          ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Ashport Large Cap Fund
Schedule of Investments
August 31, 2007
UNAUDITED

                                                                     Percentage
                                                                       of Net
                                           Shares         Value        Assets
                                         -----------   -----------   ----------
Common Stocks -              89.87%

Capital Goods

3M CO COM                                        505   $    45,950         3.13%

BOEING CO COM                                    416        40,227         2.74%

CATERPILLAR INC                                  744        56,373         3.84%

DANAHER CORP                                     771        59,876         4.08%

GENERAL ELECTRIC CO COM                        1,116        43,379         2.95%

PRECISION CASTPARTS CORP                         317        41,308         2.81%

UNITED TECHNOLOGIES
CORP DEL COM                                     797        59,480         4.05%
                                                       ------------------------

                                                           346,593        23.60%
                                                       ------------------------
Communication Services

GARMIN LTD COM                                   343        34,928        2.38%
                                                       ------------------------

                                                            34,928         2.38%
                                                       ------------------------
Consumer-Cyclical

WAL MART STORES INC                              909        40,969         2.79%
                                                       ------------------------
                                                            40,969         2.79%
                                                       ------------------------
Consumer Staples

STARBUCKS CORP COM (a)                         1,878        51,739         3.52%

WALGREEN CO                                    1,311        59,087         4.02%

WALT DISNEY COMPANY HOLDING CO                 1,719        57,758         3.93%
                                                       ------------------------

                                                           168,584        11.48%
                                                       ------------------------
Energy

SCHLUMBERGER LTD COM                             461        44,487         3.03%
                                                       ------------------------

                                                            44,487         3.03%
                                                       ------------------------
Financials

CITIGROUP INC COM                              1,063        49,833         3.39%

JP MORGAN CHASE & CO COM                       1,462        65,088         4.43%

LEHMAN BROTHERS HOLDINGS INC
COMMON                                           665        36,462         2.48%

MERRILL LYNCH & CO INC                           576        42,451         2.89%

MORGAN STANLEY COM                               682        42,536         2.90%
                                                       ------------------------

                                                           236,371        16.09%
                                                       ------------------------
Health Care

ALCON INC COM (a)                                313        42,336         2.88%

GILEAD SCIENCES INC (a)                        1,187        43,171         2.94%

PFIZER INC COM                                 1,214        30,156         2.05%

ST JUDE MEDICAL INC COM (a)                      735        32,024         2.18%

WYETH                                          1,205        55,792         3.80%
                                                       ------------------------

                                                           203,479        13.85%
                                                       ------------------------
Technology

APPLE INC COM (a)                                154        21,326         1.45%

APPLIED MATERIALS INC                          2,064        44,087         3.00%

CISCO SYSTEMS INC (a)                          1,506        48,072         3.27%

INTUIT INCORPORATED COM (a)                    1,001        27,337         1.86%

NETWORK APPLIANCE CORP (a)                       966        26,913         1.83%

ORACLE CORP COM (a)                            2,401        48,692         3.32%

QUALCOMM INC                                     709        28,282         1.93%
                                                       ------------------------

                                                           244,709        16.67%
                                                       ------------------------

TOTAL COMMON STOCKS
(Cost $1,228,172)                                        1,320,119        89.87%
                                                       ------------------------

Cash Investments -           10.25%

Tri-Party Repo Cash -
Investment Dollars,
4.95% (b)                                    150,597       150,597        10.25%
                                                       ------------------------

TOTAL CASH INVESTMENTS
(Cost $150,597)                                            150,597        10.25%
                                                       ------------------------

TOTAL INVESTMENTS
(Cost $1,378,769) -         100.13%                    $ 1,470,716       100.13%
                                                       ========================

Liabilities in excess
of other assets-             -0.13%                         (1,869)       -0.13%
                                                       ------------------------

TOTAL NET ASSETS -          100.00%                    $ 1,468,847       100.00%
                                                       ========================

(a)   Non-income producing.
(b) Variable rate yield; the coupon rate shown represents the rate at August 31, 2007.

Ashport Small/Mid Cap Fund
Schedule of Investments
August 31, 2007
UNAUDITED

                                                                     Percentage
                                                                       of Net
                                           Shares         Value        Assets
                                         -----------   -----------   ----------
Common Stocks -              94.60%

Basic Materials

CLEVELAND CLIFFS INC                             274   $    20,898         1.92%
                                                       ------------------------

                                                            20,898         1.92%
                                                       ------------------------
Capital Goods

C H ROBINSON WORLDWIDE
INC COM NEW                                      644        31,582         2.91%

CUMMINS ENGINE INC                               142        16,816         1.55%

ITT CORP NEW COM                                 459        31,207         2.87%

JOY GLOBAL INC COM                               615        26,685         2.46%
                                                       ------------------------

                                                           106,290         9.77%
                                                       ------------------------
Communication Services

HARRIS CORP DEL                                  561        34,126         3.14%

ROCKWELL COLLINS INC COM                         437        30,096         2.77%
                                                       ------------------------

                                                            64,222         5.91%
                                                       ------------------------
Consumer-Cyclical

COPART INC (a)                                  1111        32,597         3.00%

GUESS INC COM                                    718        38,054         3.50%

TEMPUR PEDIC INTL INC COM                       1363        39,391         3.62%
                                                       ------------------------

                                                           110,041        10.12%
                                                       ------------------------
Consumer Staples

REPUBLIC AWYS HOLDINGS (a)                      2140        40,746         3.75%
                                                       ------------------------

                                                            40,746         3.75%
                                                       ------------------------
Energy

CABOT OIL AND GAS CORP COM                      1229        40,975         3.77%

DELEK US HLDGS INC COM
ISIN#US2466471016                               1192        32,685         3.01%

CORE LABORATORIES NV (a) (b)                     418        46,858         4.31%

QUESTAR CORP COM                                 607        30,332         2.79%
                                                       ------------------------

                                                           150,849        13.88%
                                                       ------------------------
Health Care

AMPHENOL CORP NEW CL A                           904        32,643         3.00%

COVANCE INC (a)                                  630        46,192         4.25%

HUMANA INC (a)                                   333        21,342         1.96%

IDEXX LABS INC COM (a)                           437        48,835         4.49%

POLYMEDICA CORP                                  785        40,639         3.74%
                                                       ------------------------

                                                           189,651        17.45%
                                                       ------------------------
Industrial Services

GRACO INC                                        711        28,732         2.64%

KORN / FERRY INTERNATIONAL COM
NEW (a)                                         1755        38,979         3.59%

LABOR READY INC NEW (a)                         1059        22,112         2.03%
                                                       ------------------------

                                                            89,822         8.26%
                                                       ------------------------
Industrial Goods

AMETEK INC NEW COM                               814        32,552         2.99%

LINCOLN ELECTRIC HOLDINGS INC COM                444        31,941         2.94%
                                                       ------------------------

                                                            64,493         5.93%
                                                       ------------------------
Technology

ALLIANT TECHSYSTEMS INC (a)                      311        32,751         3.01%

AMDOCS LTD SHS (a)                               578        20,403         1.88%

BRADY CORPORATION CL A                           889        34,609         3.18%

FLIR SYSTEMS INC (a)                             659        32,449         2.99%

NAVTEQ CORP COM (a)                              600        37,800         3.48%

WESTERN DIGITAL CORP DELAWARE (a)               1422        33,218         3.06%
                                                       ------------------------

                                                           191,231        17.59%
                                                       ------------------------

TOTAL COMMON STOCKS (Cost $855,576)        1,028,243     1,028,243        94.60%
                                                       ------------------------

Cash Investments -            5.76%

Tri-Party Repo Cash -
Investment Dollars, 4.95% (c)                 62,635        62,635         5.76%
                                                       ------------------------

TOTAL CASH INVESTMENTS (Cost $62,635)                       62,635         5.76%
                                                       ------------------------

TOTAL INVESTMENTS
(Cost $813,590) -           100.35%                    $ 1,090,878       100.35%
                                                       ========================

Liabilities in excess
of other assets-             -0.35%                         (3,924)       -0.35%
                                                       ------------------------

TOTAL NET ASSETS -          100.00%                    $ 1,086,954       100.00%
                                                       ========================

(a)   Non-income producing.
(b)   American Depository Receipt
(c) Variable rate yield; the coupon rate shown represents the rate at August 31, 2007.

Ashport Global Fixed Income Fund
Schedule of Investments
August 31, 2007
UNAUDITED

                                                                     Percentage
                                          Principal                    of Net
                                           Amount         Value        Assets
                                         -----------   -----------   ----------
Corporate Bonds -            25.38%

AT&T Corp 7.3% Due 11/15/11                    9,000   $     9,641         2.03%

Citigroup Inc. 5.0% Due
09/15/14                                      20,000        19,150         4.03%

Ford Motor Co. 7.000% Due
10/01/13                                      20,000        17,350         3.65%

General Motors 7.25% Due
03/02/11                                      20,000        18,374         3.86%

GMAC Smartnote 7.000% Due
10/15/11                                       7,000         6,509         1.37%

Hertz Corp 6.25% Due
03/15/09                                      20,000        19,400         4.08%

ITT CORP 7.375% Due
11-15-15                                      20,000        20,232         4.26%

Southwestern Electric Power
7.0% Due 9/01/07                              10,000        10,000         2.10%
                                                       ------------------------

TOTAL CORPORATE BONDS (Cost $126,346)                      120,655        25.38%
                                                       ------------------------

Foreign Bonds -              55.11%

Brazil Federal Republic
9.25% Due 10/22/10                            20,000        22,000         4.63%

Colombia 10.0% Due 01/23/12                   20,000        22,780         4.79%

Costa Rica Republic 8.11%
Due 02/01/12                                  20,000        20,850         4.39%

Dominican Republic 9.04%
Due 01/23/13                                  20,000        21,170         4.45%

El Salvador Republic 8.5%
Due 07/25/11                                  20,000        21,160         4.45%

European Bank 6.25%
Due 05/09/18                                  25,000        25,000         5.26%

Fed. Brazil 10.0%
Due 08/07/11                                  20,000        22,840         4.80%

Panama Republic 9.625%
Due 02/08/11                                  12,000        13,320         2.80%

Peru Republic 9.125%
Due 02/21/12                                  20,000        22,500         4.73%

Petrobras 9.125%
Due 07/02/12                                  20,000        23,400         4.92%

Republic of Ecuador
12.0% 11/15/12                                 8,160         8,119         1.71%

Republic of Venezuela 5.375%
Due 08/07/10                                  20,000        18,480         3.89%

Turkey Republic 10.5%
Due 01/13/08                                  20,000        20,400         4.29%
                                                       ------------------------

TOTAL FOREIGN BONDS (Cost $249,343)                        262,019        55.11%
                                                       ------------------------

Cash Investments -           18.30%

Tri-Party Repo Cash -
Investment Dollars, 4.95% (a)                 87,002        87,002        18.30%
                                                       ------------------------

TOTAL CASH INVESTMENTS
(Cost $87,002)                                              87,002        18.30%
                                                       ------------------------

TOTAL INVESTMENTS
(Cost $462,691) -            98.79%                    $   469,676        98.79%
                                                       ========================

Other assets in excess
of liabilities-               1.21%                          5,769         1.21%
                                                       ------------------------

TOTAL NET ASSETS -          100.00%                    $   475,445       100.00%
                                                       ========================

(a) Variable rate yield; the coupon rate shown represents the rate at August 31, 2007.

Item 2. Controls and Procedures

The management of the Fund is responsible for establishing and maintaining internal controls. In fulfilling this responsibility, judgments by management are required to assess the expected benefits and related costs of controls. These controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors may occur and not be detected. However, the management has noted no matters involving internal control and its operations, including controls for safeguarding securities, which we consider to be material weakness as of February 28, 2006.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
             ----------------------------


By (Signature and Title)* /s/ Jeffrey Cimbal
                          ----------------------------
                          Jeffrey Cimbal, Chief Financial Officer

Date October 23, 2007
     ----------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David Vurgait
                          ----------------------------
                          David Vurgait, President

Date October 23, 2007
     ----------------------------